Income tax payables, income tax assets and deferred income tax (Tables)	12 Months Ended
Dec. 31, 2017
Income tax payables, income tax assets and deferred income tax
Schedule of Income tax asset and liability, net

	As of December 31,
	2017	2016

Income tax payables (a)	4,437	2,091
Withholdings and payments in advance of income taxes	(1,695)	(1,372)
Law No. 26,476 Tax Regularization Regime (b)	6	5

Current income tax liability, net	2,748	724

Law No. 26,476 Tax Regularization Regime (b)	2	7

Non-current Income tax liability	2	7

(a) Includes 3,678 for Income tax payable attributable to Telecom Personal as of November 30, 2017.

(b) Tax liability valuated to its discount value at each time of valuation.

Schedule of tax effects of temporary differences to deferred tax assets and liabilities and actions for recourse tax receivable

	Income tax assets			Deferred tax liabilities
As of December 31, 2017	Telecom Argentina	Telecom USA	Total	Núcleo	Total
Allowance for doubtful accounts	252	3	255	6	6
Provisions	504	-	504	-	-
PP&E	-	-	-	33	33
Inventory	62	-	62	-	-
Pension and termination benefits	162	-	162	-	-
Deferred revenues	32	-	32	-	-
Other deferred tax assets, net	6	-	6	2	2

Total deferred tax assets	1,018	3	1,021	41	41

PP&E and Intangible assets	(970)	(1)	(971)	-	-
Cash dividends from foreign companies	(*) (129)	-	(129)	(64)	(64)
Mobile handsets financed sales	(69)	-	(69)	-	-
Tuves Paraguay´s Deferred tax liabilities, net	-	-	-	(***) (25)	(25)

Total deferred tax liabilities	(1,168)	(1)	(1,169)	(89)	(89)

Total deferred tax (liability) asset, net	(**) (150)	2	(148)	(****) (48)	(48)

Actions for recourse tax receivable	774	-	774

Total income tax assets	624	2	626

(*) Include 46 recorded in Other Comprehensive Income for the year ended December 31, 2017.

(**)Include (3) and (11) in Telecom Argentina y Personal, respectively, of temporary differences withdrawals related to the filing of the affidavit for the year 2016.

(***) Originated in Tuves Paraguay acquisition.

(****) Include (2) related to Currency translation adjustments on initial balances.

	Income tax assets			Deferred tax liabilities
As of December 31, 2016	Telecom Argentina	Telecom USA	Total	Personal	Núcleo	Total
Allowance for doubtful accounts	86	2	88	271	16	287
Provisions	341	-	341	149	-	149
PP&E	-	1	1	-	13	13
Inventory	-	-	-	120	-	120
Pension and termination benefits	139	-	139	-	-	-
Deferred revenues	85	-	85	-	-	-
Other deferred tax assets, net	120	-	120	-	1	1

Total deferred tax assets	771	3	774	540	30	570

PP&E and intangible assets	(560)	-	(560)	(789)	-	(789)
Cash dividends from foreign companies	-	-	-	(150)	(44)	(194)
Mobile handsets financed sales	-	-	-	(84)	-	(84)
Investments	-	-	-	(4)	-	(4)
Other deferred tax liabilities, net	-	-	-	(68)	-	(68)

Total deferred tax liabilities	(560)	-	(560)	(1,095)	(44)	(1,139)

Total deferred tax asset (liability), net	211	3	214	(555)	(14)	(569)

Action for recourse tax receivable	466	-	466

Total income tax assets	677	3	680

Schedule of income tax expense

	Year ended December 31,
	2017	2016	2015
	Profit (loss)
Current tax expense	(4,438)	(2,091)	(1,721)

Deferred tax benefit	228	129	(69)

Action for recourse income tax receivable	308	368	98

Income tax expense	(3,902)	(1,594)	(1,692)

Schedule of income tax reconciliation between amounts computed based on statutory income tax rate and pre-tax income

	For the years ended December 31,
	2017	2016	2015
Pre-tax income	11,626	5,599	5,127

Non taxable items	738	79	8

Subtotal	12,364	5,678	5,135

Weighted statutory income tax rate (*)	34.3%	34.3%	34.5%

Income tax expense at weighted statutory tax rate	(4,235)	(1,947)	(1,774)

Income tax on cash dividends of foreign companies – Núcleo	(44)	(15)	(14)

Effect of changes in tax rate	69	-	-

Other changes in tax assets and liabilities	-	-	(2)

Actions for recourse income tax receivable	308	368	98

Income tax expense	(3,902)	(1,594)	(1,692)

(*) Effective income tax rate based on weighted statutory income tax rate in the different countries where the Company has operations. The statutory tax rate in Argentina was 35% for all the years presented. In Paraguay was 10% plus an additional rate of 5% in case of payment of dividends for all the years presented and in the USA the effective tax rate was 39.5% for all the years presented.